Expense Example {- Fidelity Founders Fund} - 04.30 Fidelity Founders Fund Retail PRO-05 - Fidelity Founders Fund - Fidelity Founders Fund	Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 92
3 years	287
5 years	498
10 years	$ 1,108